(16) Preferred Stock: Dividends (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Details
Dividend rate on Series D Preferred stock		8.00%
Common stock issued for payment of Series D preferred stock dividends		181,033	210,689	106,535
Issuance of 25,084,008 and 16,463,474 shares of common stock in connection with Series D Preferred stock dividends		$ 1,654,673
Shares Issued Common Stock to pay accrued dividends	799
Shares Issued Common Stock to pay accrued dividends Value	$ 9,325